Consolidated Schedule of Investments(a)
July 31, 2025
(Unaudited)

Shares		Value
Exchange-Traded Funds–43.80%
Invesco Managed Futures Strategy ETF (Cost $130,490,567)(b)(c)	2,665,000	$115,391,036
Common Stocks & Other Equity Interests–35.70%
Aerospace & Defense–0.32%
RTX Corp.	5,369	845,993
Agricultural & Farm Machinery–0.05%
Deere & Co.	250	131,093
Air Freight & Logistics–0.51%
C.H. Robinson Worldwide, Inc.	4,729	545,348
Expeditors International of Washington, Inc.(d)	5,183	602,472
FedEx Corp.	906	202,482
		1,350,302
Apparel Retail–0.24%
TJX Cos., Inc. (The)	5,104	635,601
Apparel, Accessories & Luxury Goods–0.15%
Ralph Lauren Corp.	1,335	398,831
Application Software–1.17%
Adobe, Inc.(c)	741	265,048
AppLovin Corp., Class A(c)	1,062	414,923
DocuSign, Inc.(c)	5,298	400,741
Intuit, Inc.	771	605,335
Nutanix, Inc., Class A(c)	1,045	78,553
Palantir Technologies, Inc., Class A(c)	939	148,691
Salesforce, Inc.	2,374	613,276
Workday, Inc., Class A(c)	669	153,455
Zoom Communications, Inc., Class A(c)	5,523	408,978
		3,089,000
Asset Management & Custody Banks–0.86%
Bank of New York Mellon Corp. (The)	10,635	1,078,921
Northern Trust Corp.	2,270	295,100
State Street Corp.	7,949	888,301
		2,262,322
Automobile Manufacturers–0.21%
General Motors Co.	2,116	112,868
Tesla, Inc.(c)	1,405	433,119
		545,987
Biotechnology–1.26%
AbbVie, Inc.	4,237	800,878
Amgen, Inc.	1,402	413,730
Gilead Sciences, Inc.	11,835	1,328,952
Incyte Corp.(c)	3,888	291,172
Neurocrine Biosciences, Inc.(c)	789	101,173
United Therapeutics Corp.(c)	1,445	396,942
		3,332,847
Brewers–0.17%
Molson Coors Beverage Co., Class B(d)	9,210	448,711
Shares		Value
Broadcasting–0.30%
Fox Corp., Class A	13,991	$780,138
Broadline Retail–0.85%
Amazon.com, Inc.(c)	6,922	1,620,509
eBay, Inc.	6,885	631,699
		2,252,208
Building Products–0.20%
Johnson Controls International PLC	1,961	205,905
Trane Technologies PLC	725	317,608
		523,513
Cable & Satellite–0.14%
Charter Communications, Inc., Class A(c)	469	126,329
Comcast Corp., Class A	6,964	231,414
		357,743
Communications Equipment–0.48%
Cisco Systems, Inc.	9,268	630,965
F5, Inc.(c)	2,052	643,138
		1,274,103
Construction & Engineering–0.29%
AECOM	1,929	217,476
EMCOR Group, Inc.	884	554,701
		772,177
Construction Machinery & Heavy Transportation Equipment– 0.20%
Wabtec Corp.	2,805	538,700
Consumer Electronics–0.04%
Garmin Ltd.	527	115,287
Consumer Finance–0.36%
Capital One Financial Corp.	835	179,525
Synchrony Financial	10,919	760,727
		940,252
Consumer Staples Merchandise Retail–0.50%
Costco Wholesale Corp.	326	306,323
Walmart, Inc.	10,400	1,018,992
		1,325,315
Data Processing & Outsourced Services–0.31%
Broadridge Financial Solutions, Inc.	1,123	277,954
SS&C Technologies Holdings, Inc.	6,205	530,403
		808,357
Diversified Banks–0.74%
Bank of America Corp.	8,248	389,883
Citigroup, Inc.	6,541	612,891
JPMorgan Chase & Co.	2,071	613,513
Wells Fargo & Co.	4,098	330,422
		1,946,709
Electric Utilities–1.74%
American Electric Power Co., Inc.	5,214	589,912
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Shares		Value
Electric Utilities–(continued)
Duke Energy Corp.	12,536	$1,524,879
Edison International	2,565	133,688
Evergy, Inc.	4,360	308,688
Exelon Corp.	8,512	382,529
NRG Energy, Inc.	5,711	954,879
PPL Corp.	7,420	264,820
Southern Co. (The)	2,116	199,920
Xcel Energy, Inc.	3,207	235,522
		4,594,837
Electronic Components–0.26%
Amphenol Corp., Class A	4,314	459,484
Corning, Inc.	3,486	220,455
		679,939
Electronic Equipment & Instruments–0.11%
Keysight Technologies, Inc.(c)	735	120,474
Zebra Technologies Corp., Class A(c)	484	164,086
		284,560
Electronic Manufacturing Services–0.39%
Flex Ltd.(c)	9,901	493,763
Jabil, Inc.	1,243	277,400
TE Connectivity PLC (Switzerland)	1,244	255,953
		1,027,116
Environmental & Facilities Services–0.37%
Republic Services, Inc.	4,265	983,722
Fertilizers & Agricultural Chemicals–0.22%
CF Industries Holdings, Inc.	6,174	573,132
Financial Exchanges & Data–0.20%
CME Group, Inc., Class A	1,867	519,549
Food Distributors–0.24%
US Foods Holding Corp.(c)	7,487	623,892
Food Retail–0.12%
Kroger Co. (The)	1,866	130,807
Sprouts Farmers Market, Inc.(c)	1,187	179,878
		310,685
Gas Utilities–0.03%
Atmos Energy Corp.	524	81,702
Health Care Distributors–1.00%
Cardinal Health, Inc.	5,387	836,170
Cencora, Inc.	3,968	1,135,165
McKesson Corp.	959	665,105
		2,636,440
Health Care Equipment–0.72%
Abbott Laboratories	4,903	618,709
Boston Scientific Corp.(c)	9,051	949,631
ResMed, Inc.(d)	1,223	332,583
		1,900,923
Health Care Facilities–0.35%
Encompass Health Corp.	1,686	185,646
HCA Healthcare, Inc.	292	103,365
Tenet Healthcare Corp.(c)	1,694	273,208
Shares		Value
Health Care Facilities–(continued)
Universal Health Services, Inc., Class B	2,138	$355,870
		918,089
Health Care Services–0.39%
CVS Health Corp.	4,320	268,272
DaVita, Inc.(c)(d)	2,429	340,959
Labcorp Holdings, Inc.	1,219	317,037
Quest Diagnostics, Inc.	549	91,908
		1,018,176
Homefurnishing Retail–0.10%
Williams-Sonoma, Inc.	1,380	258,129
Hotels, Resorts & Cruise Lines–0.87%
Booking Holdings, Inc.	178	979,723
Carnival Corp.(c)	14,665	436,577
Expedia Group, Inc.	4,320	778,550
Royal Caribbean Cruises Ltd.	306	97,268
		2,292,118
Household Products–0.84%
Clorox Co. (The)	1,967	246,977
Colgate-Palmolive Co.	10,418	873,549
Kimberly-Clark Corp.	8,848	1,102,638
		2,223,164
Human Resource & Employment Services–0.26%
Automatic Data Processing, Inc.	2,173	672,544
Independent Power Producers & Energy Traders–0.07%
Vistra Corp.	888	185,184
Industrial Conglomerates–0.08%
3M Co.	1,441	215,026
Integrated Oil & Gas–0.33%
Chevron Corp.	2,769	419,891
Exxon Mobil Corp.	4,037	450,691
		870,582
Integrated Telecommunication Services–0.37%
AT&T, Inc.	29,715	814,488
T-Mobile US, Inc.	660	157,351
		971,839
Interactive Home Entertainment–0.07%
Electronic Arts, Inc.	1,219	185,885
Interactive Media & Services–1.16%
Alphabet, Inc., Class A	8,853	1,698,890
Meta Platforms, Inc., Class A	1,745	1,349,653
		3,048,543
Internet Services & Infrastructure–0.76%
GoDaddy, Inc., Class A(c)	3,105	501,706
Twilio, Inc., Class A(c)(d)	2,767	356,943
VeriSign, Inc.	4,214	1,133,018
		1,991,667
Investment Banking & Brokerage–0.52%
Goldman Sachs Group, Inc. (The)	1,002	725,037
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Shares		Value
Investment Banking & Brokerage–(continued)
Morgan Stanley	4,593	$654,319
		1,379,356
IT Consulting & Other Services–0.49%
Accenture PLC, Class A (Ireland)	1,127	301,022
Amdocs Ltd.	2,526	215,619
Cognizant Technology Solutions Corp., Class A	3,348	240,253
International Business Machines Corp.	2,062	521,995
		1,278,889
Leisure Products–0.13%
Hasbro, Inc.	4,518	339,573
Life & Health Insurance–0.26%
Globe Life, Inc.	1,513	212,531
Unum Group	6,583	472,725
		685,256
Life Sciences Tools & Services–0.08%
Illumina, Inc.(c)	1,957	201,003
Managed Health Care–0.02%
UnitedHealth Group, Inc.	240	59,894
Metal, Glass & Plastic Containers–0.15%
AptarGroup, Inc.	748	117,541
Crown Holdings, Inc.	2,889	287,051
		404,592
Movies & Entertainment–0.29%
Netflix, Inc.(c)	138	159,997
Walt Disney Co. (The)	5,141	612,345
		772,342
Multi-Sector Holdings–0.44%
Berkshire Hathaway, Inc., Class B(c)	2,429	1,146,197
Multi-Utilities–0.55%
CMS Energy Corp.	3,460	255,348
DTE Energy Co.	4,995	691,358
NiSource, Inc.	8,952	380,013
WEC Energy Group, Inc.	1,154	125,878
		1,452,597
Oil & Gas Equipment & Services–0.21%
Baker Hughes Co., Class A	3,901	175,740
TechnipFMC PLC (United Kingdom)	10,473	380,903
		556,643
Oil & Gas Exploration & Production–0.78%
ConocoPhillips	1,897	180,860
Coterra Energy, Inc.	4,107	100,170
Devon Energy Corp.	6,596	219,119
EOG Resources, Inc.	7,782	933,996
Ovintiv, Inc.	15,152	623,959
Sabine Oil & Gas Holdings, Inc.(c)(e)	115	8
		2,058,112
Oil & Gas Storage & Transportation–0.52%
Cheniere Energy, Inc.	1,318	310,890
Kinder Morgan, Inc.	31,484	883,441
Shares		Value
Oil & Gas Storage & Transportation–(continued)
Williams Cos., Inc. (The)	2,975	$178,351
		1,372,682
Other Specialty Retail–0.07%
Ulta Beauty, Inc.(c)	346	178,193
Packaged Foods & Meats–0.42%
Conagra Brands, Inc.	5,825	106,365
General Mills, Inc.	5,594	273,994
McCormick & Co., Inc.	1,057	74,656
Tyson Foods, Inc., Class A	12,225	639,367
		1,094,382
Passenger Airlines–0.22%
United Airlines Holdings, Inc.(c)	6,688	590,617
Passenger Ground Transportation–0.13%
Uber Technologies, Inc.(c)	3,886	340,997
Pharmaceuticals–1.12%
Bristol-Myers Squibb Co.	21,946	950,481
Eli Lilly and Co.	300	222,021
Johnson & Johnson	8,300	1,367,342
Merck & Co., Inc.	1,041	81,323
Pfizer, Inc.	3,826	89,107
Viatris, Inc.	9,996	87,365
Zoetis, Inc.	1,016	148,123
		2,945,762
Property & Casualty Insurance–0.56%
Allstate Corp. (The)	602	122,357
Assurant, Inc.	2,353	440,717
Hartford Insurance Group, Inc. (The)	2,128	264,702
Loews Corp.	2,075	187,870
Progressive Corp. (The)	1,930	467,137
		1,482,783
Rail Transportation–0.24%
Union Pacific Corp.	2,865	635,944
Research & Consulting Services–0.15%
Booz Allen Hamilton Holding Corp.	646	69,335
Leidos Holdings, Inc.	1,001	159,810
Verisk Analytics, Inc.	635	176,981
		406,126
Semiconductor Materials & Equipment–0.21%
KLA Corp.	329	289,201
Lam Research Corp.	2,672	253,412
		542,613
Semiconductors–2.69%
Analog Devices, Inc.	2,089	469,252
Broadcom, Inc.	5,726	1,681,726
Marvell Technology, Inc.	2,052	164,919
Micron Technology, Inc.	1,609	175,606
NVIDIA Corp.	20,766	3,693,649
QUALCOMM, Inc.	4,382	643,102
Skyworks Solutions, Inc.	2,801	191,981
Texas Instruments, Inc.	415	75,140
		7,095,375
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Shares		Value
Soft Drinks & Non-alcoholic Beverages–0.28%
Coca-Cola Co. (The)	1,639	$111,272
Keurig Dr Pepper, Inc.	8,779	286,634
Monster Beverage Corp.(c)	5,844	343,335
		741,241
Specialty Chemicals–0.03%
Ecolab, Inc.	282	73,816
Steel–0.15%
Steel Dynamics, Inc.	3,061	390,461
Systems Software–1.91%
Fortinet, Inc.(c)	3,342	333,866
Gen Digital, Inc.	18,594	548,337
Microsoft Corp.	6,725	3,587,787
Oracle Corp.	1,017	258,084
ServiceNow, Inc.(c)	333	314,059
		5,042,133
Technology Hardware, Storage & Peripherals–1.21%
Apple, Inc.	14,777	3,067,262
NetApp, Inc.	1,075	111,940
		3,179,202
Tobacco–1.03%
Altria Group, Inc.	23,229	1,438,804
Philip Morris International, Inc.	7,698	1,262,857
		2,701,661
Transaction & Payment Processing Services–0.44%
Fidelity National Information Services, Inc.	844	67,022
Fiserv, Inc.(c)	1,696	235,642
Mastercard, Inc., Class A	215	121,791
Visa, Inc., Class A	2,129	735,506
		1,159,961
Total Common Stocks & Other Equity Interests (Cost $66,187,082)		94,051,035
Shares		Value
Preferred Stocks–0.00%
Oil & Gas Storage & Transportation–0.00%
Southcross Energy Partners L.P., Pfd. (Cost $68,449)(e)	68,466	$404
Principal Amount
Variable Rate Senior Loan Interests–0.00%(f)(g)
Oil & Gas Equipment & Services–0.00%
Lealand Finance Co. B.V., PIK Term Loan, 3.00% PIK Rate, 5.44% Cash Rate, 12/31/2027 (Cost $0)	$20	11
Shares
Money Market Funds–5.34%
Invesco Treasury Portfolio, Institutional Class, 4.23%(b)(h) (Cost $14,063,297)	14,063,297	14,063,297
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-84.84% (Cost $210,809,395)		223,505,783
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.73%
Invesco Private Government Fund, 4.32%(b)(h)(i)	536,636	536,636
Invesco Private Prime Fund, 4.46%(b)(h)(i)	1,396,631	1,396,910
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,933,546)		1,933,546
TOTAL INVESTMENTS IN SECURITIES–85.57% (Cost $212,742,941)		225,439,329
OTHER ASSETS LESS LIABILITIES—14.43%		38,029,205
NET ASSETS–100.00%		$263,468,534
Investment Abbreviations:
ETF	– Exchange-Traded Fund
Pfd.	– Preferred
PIK	– Pay-in-Kind
Notes to Consolidated Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Invesco Managed Futures Strategy ETF	$-	$146,202,955	$(13,790,549)	$(15,099,531)	$(1,921,839)	$115,391,036	$-
Investments in Affiliated Money Market Funds:
Invesco Treasury Portfolio, Institutional Class	75,972,364	166,896,409	(228,805,476)	-	-	14,063,297	1,650,306
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$597,609	$21,231,392	$(21,292,365)	$-	$-	$536,636	$24,698*
Invesco Private Prime Fund	1,559,518	42,682,557	(42,845,065)	-	(100)	1,396,910	63,922*
Total	$78,129,491	$377,013,313	$(306,733,455)	$(15,099,531)	$(1,921,939)	$131,387,879	$1,738,926

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at July 31, 2025.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(g)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(h)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	240	September-2025	$(76,491,000)	$(4,104,420)	$(4,104,420)

(a)	Futures contracts collateralized by $5,285,278 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/07/2025	Goldman Sachs International	NOK	62,965,348	USD	6,233,000	$142,641
08/07/2025	UBS AG	CHF	4,922,437	USD	6,233,000	171,239
08/07/2025	UBS AG	NZD	10,280,610	USD	6,233,000	176,095
Subtotal—Appreciation						489,975
Currency Risk
08/07/2025	UBS AG	USD	12,466,000	GBP	9,170,229	(355,056)
08/07/2025	UBS AG	USD	6,233,000	JPY	894,674,223	(298,206)
Subtotal—Depreciation						(653,262)
Total Forward Foreign Currency Contracts						$(163,287)

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	CLICP	Semi-Annually	(4.70)%	Semi-Annually	07/07/2030	CLP	13,067,780,000	$—	$34,954	$34,954
Receive	6 Month WIBOR	Semi-Annually	(4.05)	Annually	06/05/2030	PLN	37,020,000	18,122	67,003	48,881
Receive	6 Month BUBOR	Semi-Annually	(6.05)	Annually	06/05/2030	HUF	2,784,110,000	1,683	110,367	108,684
Pay	SOFR	Annually	3.89	Annually	06/05/2035	USD	31,270,000	—	185,321	185,321
Receive	6 Month NIBOR	Semi-Annually	(3.81)	Annually	07/04/2035	NOK	316,800,000	65,529	335,063	269,534
Pay	3 Month NDBB	Quarterly	4.17	Semi-Annually	06/05/2035	NZD	52,140,000	(6,243)	326,773	333,016
Receive	6 Month EURIBOR	Semi-Annually	(2.50)	Annually	06/05/2035	EUR	27,410,000	(5,434)	437,572	443,006
Receive	6 Month SARON	Annually	(0.34)	Annually	06/05/2035	CHF	25,610,000	(30,705)	539,320	570,025
Subtotal — Appreciation								42,952	2,036,373	1,993,421
Interest Rate Risk
Pay	6 Month BBSW	Semi-Annually	3.83	Semi-Annually	07/03/2035	AUD	47,790,000	(717,240)	(831,752)	(114,512)
Pay	SORA	Semi-Annually	1.64	Semi-Annually	07/04/2030	SGD	26,110,000	22,063	(42,357)	(64,420)
Pay	FBIL Overnight MIBOR	Semi-Annually	5.66	Semi-Annually	07/07/2030	INR	4,020,850,000	(6,674)	(66,151)	(59,477)
Pay	TTHORON	Quarterly	1.29	Quarterly	07/07/2030	THB	888,840,000	(7,042)	(23,866)	(16,824)
Subtotal — Depreciation								(708,893)	(964,126)	(255,233)
Total Centrally Cleared Interest Rate Swap Agreements								$(665,941)	$1,072,247	$1,738,188

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1756 Excess Return Index	0.42%	Monthly	236,550	March—2026	USD	53,534,529	$—	$164,734	$164,734
Macquarie Bank Ltd.	Receive	Macquarie F6 Carry Alpha Index	0.32	Monthly	243,410	April—2026	USD	76,132,758	—	77,891	77,891
Total — Total Return Swap Agreements									$—	$242,625	$242,625

(a) Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $632,075.
(b) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c) The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Receive	Russell 1000 Invesco Dynamic Multifactor Index	R1DMLS + 0.110%	Monthly	3,950	September—2025	USD	4,590,848	$—	$6,431	$6,431
Goldman Sachs International	Receive	Russell 1000 Invesco Dynamic Multifactor Index	R1DMLS + 0.050%	Monthly	30,100	September—2025	USD	34,983,424	—	49,008	49,008
Goldman Sachs International	Receive	Russell 2000 Invesco Dynamic Multifactor Index	R2DMLS + 0.250%	Monthly	29,550	September—2025	USD	36,884,901	—	183,282	183,282
Goldman Sachs International	Receive	Russell 2000 Invesco Dynamic Multifactor Index	R2DMLS + 0.280%	Monthly	1,750	September—2025	USD	2,184,385	—	10,854	10,854
Subtotal — Appreciation									—	249,575	249,575
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Receive	FTSE Developed Ex US Invesco Dynamic Multifactor Index	DXUSDMLS + 0.460%	Monthly	11,750	September—2025	USD	16,800,503	$—	$(44,670)	$(44,670)
Goldman Sachs International	Receive	FTSE Developed Ex US Invesco Dynamic Multifactor Index	DXUSDMLS + 0.540%	Monthly	3,400	April—2026	USD	4,861,422	—	(12,926)	(12,926)
Goldman Sachs International	Receive	FTSE Developed Ex US Invesco Dynamic Multifactor Index	DXUSDMLS + 0.580%	Monthly	57,400	September—2025	USD	82,072,242	—	(218,217)	(218,217)
Subtotal — Depreciation									—	(275,813)	(275,813)
Total — Total Return Swap Agreements									$—	$(26,238)	$(26,238)

(a) Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $632,075.
(b) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Barclays Commodity Strategy 1756 Excess Return Index
	Long Futures Contracts
	Aluminum	4.02%
	Brent Crude	6.65%
	Cocoa	0.00%
	Coffee	2.66%
	Corn	4.62%
	Cotton	1.50%
	Gas Oil	2.64%
	Gasoline	2.11%
	Gold	17.15%
	Heating Oil	2.09%
	Kansas Wheat	1.63%
	Lead	0.89%
	Lean Hogs	1.87%
	Live Cattle	3.75%
	Natural Gas	8.44%
	Nickel	2.20%
	Silver	5.33%
	Soybean Meal	3.08%
	Soybean Oil	4.14%
	Soybeans	5.66%
	Sugar	2.36%
	US Copper	6.68%
	Wheat	2.65%
	WTI Crude	5.86%
	Zinc	2.02%
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Macquarie F6 Carry Alpha Index
	Aluminum	9.98%
	Coffee	0.67%
	Corn	11.28%
	Cotton	2.50%
	Gas Oil	6.99%
	Heating Oil	0.55%
	Kansas Wheat	0.50%
	Lead	2.47%
	Lean Hogs	2.85%
	Live Cattle	6.49%
	Nickel	0.62%
	Soybean Meal	8.59%
	Soybean Oil	4.63%
	Soybeans	13.30%
	Sugar	0.66%
	US Copper	9.39%
	Wheat	4.55%
	WTI Crude	13.41%
	Zinc	0.57%
	Total	100.00%

Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BUBOR	—Budapest Interbank Offered Rate
CHF	—Swiss Franc
CLICP	—Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	—Chile Peso
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
FBIL	—Financial Benchmarks India Private Ltd.
GBP	—British Pound Sterling
HUF	—Hungarian Forint
INR	—Indian Rupee
JPY	—Japanese Yen
MIBOR	—Mumbai Interbank Offered Rate
NDBB	—New Zealand Dollar Bank Bill
NIBOR	—Norwegian Interbank Offered Rate
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SARON	—Swiss Average Rate Overnight
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
SORA	—Singapore Overnight Rate Average
THB	—Thai Baht
TTHORON	—Thai Overnight Repurchase Rate
USD	—U.S. Dollar
WIBOR	—Warsaw Interbank Offered Rate
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$115,391,036	$—	$—	$115,391,036
Common Stocks & Other Equity Interests	94,051,027	—	8	94,051,035
Preferred Stocks	—	—	404	404
Variable Rate Senior Loan Interests	—	11	—	11
Money Market Funds	14,063,297	1,933,546	—	15,996,843
Total Investments in Securities	223,505,360	1,933,557	412	225,439,329
Other Investments - Assets*
Forward Foreign Currency Contracts	—	489,975	—	489,975
Swap Agreements	—	2,485,622	—	2,485,622
	—	2,975,597	—	2,975,597
Other Investments - Liabilities*
Futures Contracts	(4,104,420)	—	—	(4,104,420)
Forward Foreign Currency Contracts	—	(653,262)	—	(653,262)
Swap Agreements	—	(531,046)	—	(531,046)
	(4,104,420)	(1,184,308)	—	(5,288,728)
Total Other Investments	(4,104,420)	1,791,289	—	(2,313,131)
Total Investments	$219,400,940	$3,724,846	$412	$223,126,198

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).
Invesco Multi-Strategy Fund